10-Q Segment reporting (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of segment reporting
The following table presents Adjusted EBITDA by reportable segment as of December 31, 2025, 2024 and 2023, and the reconciliation of such non-GAAP financial measure to the most directly comparable GAAP measure, being income (loss) from continuing operations for the applicable periods:

	Years Ended December 31,
	Domestic			International(1)			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Loss before Benefit (provision) for income taxes	$(73,554)	$(90,970)	$(101,097)	$(4,660)	$(22,388)	$(28,374)	$(78,214)	$(113,358)	$(129,471)
Total other expense (income), net	107,653	140,357	169,959	(3,989)	(2,256)	(471)	103,664	138,101	169,488
Depreciation and amortization(2)	171,772	203,076	173,581	24,834	28,384	22,012	196,606	231,460	195,593
Other adjustments (3)	45,513	44,899	63,047	7,105	2,183	1,502	52,618	47,082	64,549
Adjusted EBITDA	$251,384	$297,362	$305,490	$23,290	$5,923	$(5,331)	$274,674	$303,285	$300,159

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segmented results across quarters and year-over-year.

(2) Depreciation and amortization includes depreciation and amortization from cost of goods sold and operating expenses.
(3) Other adjustments for the year ended December 31, 2025 primarily include costs related to share-based compensation expense $35.7 million, restructuring costs $3.3 million, adult use campaign and political initiatives $2.7 million as well as acquisition, transaction, and other non-recurring costs $10.9 million. Other adjustments for the year ended December 31, 2024 primarily include costs related to share-based compensation expense $25.7 million, restructuring costs $9.0 million as well as acquisition, transaction, and other non-recurring costs $12.4 million. Other adjustments for the year ended December 31, 2023 primarily include costs related to share-based compensation expense $20.0 million, restructuring costs $14.1 million as well as acquisition, transaction, and other non-recurring costs of $30.4 million.

(3) Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, adjusted for share-based compensation expense and other adjustments related to restructuring costs, adult use campaign and political initiatives, as well as acquisition, transaction and other non-recurring costs.
The following table presents selected financial information by reportable segment for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	Domestic			International(1)			Total
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Revenues, net:
Retail revenues	$868,732	$994,715	$1,075,103	$53,850	$38,047	$21,071	$922,582	$1,032,762	$1,096,174
Wholesale revenues	226,334	232,491	197,640	105,905	63,078	37,006	332,239	295,569	234,646
Management fee income	591	1,543	2,625	12,723	4,425	2,930	13,314	5,968	5,555
Total revenues, net	1,095,657	1,228,749	1,275,368	172,478	105,550	61,007	1,268,135	1,334,299	1,336,375
Cost of goods sold	541,458	631,785	688,328	95,655	61,737	38,466	637,113	693,522	726,794
Selling, general and administrative(2)	400,813	402,658	402,560	63,365	41,572	30,227	464,178	444,230	432,787
Depreciation and amortization	119,287	144,919	115,618	22107	26,885	21159	141,394	171,804	136,777
Adjusted EBITDA	251,384	297,362	305,490	23290	5,923	(5331)	274,674	303,285	300,159
Capital expenditures	$50,043	$81,891	$62,679	$13,397	$10,547	$2,762	$63,440	$92,438	$65,441

(1) The Company is exposed to foreign currency exchange risk due to fluctuations between the functional currencies of its international subsidiaries and the USD. Additionally, the translation of these subsidiaries’ operating results into USD for reporting purposes introduces further exposure. While these fluctuations are not material to the Company’s consolidated operating results, they may impact the comparability of the Company’s segmented results across quarters and year-over-year.

(2) See Note 20 — Selling, general and administrative expenses for additional detail regarding the composition of consolidated selling, general and administrative expenses. No individual selling, general and administrative expense category within the International segment exceeded 10% of total consolidated selling, general and administrative expenses.

The following table presents total assets by reportable segment as of December 31, 2025 and 2024:

Total assets:	Domestic	International	Total
December 31, 2025	$2,415,707	$429,608	$2,845,315
December 31, 2024	2,574,687	375,021	2,949,708